CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 14,127,447	$ 11,033,362	$ 9,809,059
Depreciation, amortization and accretion:
Premises and equipment	2,162,731	2,077,120	1,975,944
Net deferred loan costs	2,263,298	1,709,617	1,739,472
Debt and mortgage-backed securities premiums and discounts, net	291,720	130,779	446,776
Equity trust expense	115,093	55,307	159,203
Stock option and award expense (benefit)	221,589	(7,669)	1,222,419
Provision for loan losses	2,000,000	1,210,000	12,090,000
Provision for (recovery of) losses on real estate acquired in settlement of loans	224,100	(344,859)	1,770,126
Gains on sales of real estate acquired in settlement of loans	(499,783)	(221,036)	(487,251)
Originations of mortgage loans held for sale	(1,453,189,085)	(736,293,101)	(1,305,191,000)
Proceeds from sales of mortgage loans held for sale	1,399,109,790	746,388,724	1,408,575,064
Gain on sales of loans held for sale	(11,074,790)	(4,764,724)	(12,794,064)
Increase in cash value of bank-owned life insurance	(901,307)	(922,897)	(903,177)
Decrease in deferred tax asset	607,227	1,571,391	1,068,257
Common stock issued under employee compensation plans	130,455	115,003	99,997
Excess tax (benefit) expense from stock-based compensation	(177,129)	6,171
Tax benefit for release of equity trust shares	(283,945)	(673)	(42,462)
Increase (decrease) in accrued expenses	576,564	(351,500)	(11,715)
(Decrease) increase in current income taxes payable	(379,086)	1,074,570	(463,155)
Changes in other assets and liabilities	4,247,990	(366,254)	5,089,942
Net adjustments	(54,554,568)	11,065,969	114,344,376
Net cash (used in) provided by operating activities	(40,427,121)	22,099,331	124,153,435
Proceeds from:
Maturities of debt securities held to maturity	30,300,000	25,000,000
Maturities of debt securities available for sale	12,825,000	58,255,000	72,785,000
Principal payments on mortgage-backed securities	774,846	1,052,573	1,413,554
Redemption of Federal Home Loan Bank stock	31,616,000	19,801,600	18,840,800
Sales of real estate acquired in settlement of loans receivable	4,929,495	5,506,995	13,708,908
Sales of equipment	8,686	8,974	25,363
Purchases of:
Debt securities held to maturity	(45,096,018)	(50,123,099)
Debt securities available for sale	(5,144,700)	(32,536,680)	(90,353,709)
Federal Home Loan Bank stock	(31,878,900)	(23,292,000)	(18,059,600)
Federal Reserve Bank stock	(2,625,600)
Premises and equipment	(2,501,831)	(1,486,332)	(1,444,443)
Net increase in loans receivable	(75,131,308)	(122,458,446)	(14,693,092)
Cash paid for equity in joint venture		(58,000)
Cash received from equity in joint venture			60,000
Net cash (used in) provided by investing activities	(81,924,330)	(120,329,415)	(17,717,219)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in deposits	116,151,634	10,841,505	(70,886,719)
Net increase (decrease) in overnight retail repurchase agreements	7,313,570	(1,692,827)	14,501,454
Net increase in overnight Federal Home Loan Bank advances	27,600,000	89,900,000	(11,000,000)
Repayment of long-term Federal Home Loan Bank advances at maturity	(25,000,000)
Proceeds received from term loan		10,000,000
Payments on term loan	(1,000,000)	(750,000)
Net increase (decrease) in advance payments by borrowers for taxes and insurance	762,924	309,184	(1,724,526)
Proceeds from stock options exercised	441,010	193,166	210,361
Issuance of treasury shares to equity trust			566,527
Excess tax (benefit) expense from stock-based compensation	177,129	(6,171)
Tax expense (benefit) from release of equity trust shares	283,945	673	42,462
Repurchase of preferred shares, net		(10,000,000)	(7,951,199)
Redemption of preferred shares		(6,653,000)
Dividends paid on common stock	(4,583,558)	(4,384,655)	(4,326,992)
Dividends paid on preferred stock		(705,520)	(1,234,529)
Proceeds from issuance of common stock		6,610,676
Commission on shares purchased for dividend reinvestment plan	(16,191)	(19,802)	(24,027)
Common stock surrendered to satisfy tax withholding obligations of stock-based compensation	(1,544,379)	(172,630)	(635,372)
Net cash provided by (used in) financing activities	120,586,084	93,470,599	(82,462,560)
Net (decrease) increase in cash and cash equivalents	(1,765,367)	(4,759,485)	23,973,656
Cash and cash equivalents at beginning of year	81,549,093	86,308,578	62,334,922
Cash and cash equivalents at end of year	79,783,726	81,549,093	86,308,578
Cash paid during the period for:
Interest on deposits	3,990,513	3,631,707	5,190,095
Interest on borrowed money	984,325	1,218,975	971,118
Interest on subordinated debentures	499,662	495,609	509,857
Cash paid during the period for interest	5,474,500	5,346,291	6,671,070
Income taxes, net	6,276,437	2,591,734	4,120,217
NON-CASH ACTIVITIES:
Real estate acquired in settlement of loans receivable	4,370,212	4,687,842	8,869,377
Loans to facilitate the sale of real estate acquired in settlement of loans receivable	$ 367,991	339,200	$ 1,435,050
Exchange of preferred shares for common shares		$ 735,000